Basic and Diluted Net Loss (Income) Per Share - Schedule of Number of Ordinary Shares and Loss Used in the Computation of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted (Earnings) Losses per ordinary share
Net (income) loss	$ 8,307	$ (4,796)	$ 6,500
Less - Undistributed income allocable to preferred shares due to their redemption feature	8,307	(4,796)
Net (income) loss applicable to ordinary shareholders			$ 6,500
Weighted average number of shares used in the computation of basic (income) loss per ordinary share (in Shares)	9,339,460,965	3,225,472,266	1,562,627,495
Weighted average number of shares used in the computation of diluted (income) loss per ordinary share (in Shares)	9,339,460,965	3,225,472,266	1,562,627,495
Basic (Earnings) Losses per ordinary share (in Dollars per share)			$ 0.004
Diluted (Earnings) Losses per ordinary share (in Dollars per share)			0.004
Ordinary Shares [Member]
Basic and diluted (Earnings) Losses per ordinary share
Basic (Earnings) Losses per ordinary share (in Dollars per share)	0.0009		0.004
Diluted (Earnings) Losses per ordinary share (in Dollars per share)	$ 0.0009		$ 0.004